Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Sep. 27, 2025	Sep. 27, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following information is presented to disclose the relationship between Compensation Actually Paid (“CAP”), as calculated under applicable SEC rules, and the financial performance of the Company. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”) and (ii) the Company’s NEOs other than the PEO (the “non-PEO NEOs”), on an average basis, for the fiscal year 2025.
The methodology for calculating amounts presented in the columns “PEO CAP” and “Non-PEO NEOs Average CAP” is provided in the footnotes to the table, and includes details regarding the amounts that were deducted from, and added to, the Summary Compensation Table (“SCT”) totals to arrive at the values presented for CAP. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table and (ii) that the Company has deemed most important in linking CAP during 2025 to Company performance is also presented below.
Consistent with SEC rules, Magnera has identified Adj. EBITDA(4) as its “Company-Selected Measure.” Magnera believes that this measure represents the most important financial performance measure used to link CAP to Company performance. Adj. EBITDA is a key component of Magnera’s compensation program, as described in the CD&A.
Compensation decisions at Magnera are made independently of the Pay versus Performance (“PvP”) disclosure requirements and this disclosure is intended to be supplemental to, not in replacement of, the compensation program objectives and strategy discussed in the CD&A. For information related to how the Compensation Committee assessed Magnera’s performance and established compensation for the NEOs, see the “Executive Compensation” section of this proxy statement.

	PEO(1)		Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based on(3):		Company’s Net Income (millions) (from 2025 10-K)	Adj. EBITDA(4) (millions) (from 2025 10-K)
	SCT Total	CAP(5)	Average SCT	Average CAP(5)	Total Shareholder Return	Peer Group Total Shareholder Return
2025(6)	$9,792,264	$6,154,761	$2,248,213	$1,609,625	$51.30	$100.33	$(159)	$354
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The PEO reported in fiscal year 2025 is Curtis L. Begle.
(2)	The non-PEO NEOs reported in fiscal year 2025 are James Till, Tarun Manroa, David Parks, and Eileen L. Beck.
(3)
Amounts reported in this column represent returns on an initial $100 investment in the S&P Small Cap 600 Materials Index, which was utilized as the Company’s peer group for purposes of calculating peer group total shareholder return included in this table pursuant to Item 201(e) of Regulation S-K.

(4)	Adj. EBITDA is a non-GAAP measure that is reconciled to the nearest GAAP measure in “Annex A” of this proxy statement.
(5)
CAP, as required under SEC rules, reflects adjustments to the value of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. Valuations calculated on such dates are determined in accordance with the Company’s methodology used for financial reporting purposes. Equity awards issued by the Company during the covered periods are subject to certain market conditions and have been valued using a Monte Carlo simulation where applicable.

(6)	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the PEO and non-PEO NEOs in 2025:

PEO Equity Award Adjustment Breakout
Year	SCT total for PEO	Reported value of equity awards for PEO	Fair value as of year- end for awards granted during the year	Fair value year-over- year increase or decrease in unvested awards granted in prior years	Fair value of awards granted and vested during the same year	Fair value increase or decrease from prior year end for awards that vested during the year	Awards granted in prior year that were forfeited in current year	CAP to PEO
2025	$9,792,264	$(7,274,307)	$3,636,805	—	—	—	—	$6,154,761

NEO Equity Award Adjustment Breakout
Year	Average SCT total for non- PEO NEOs	Reported value of equity awards for NEOs	Fair value as of year- end for awards granted during the year	Fair value year-over- year increase or decrease in unvested awards granted in prior years	Fair value of awards granted and vested during the same year	Fair value increase or decrease from prior year end for awards that vested during the year	Awards granted in prior year that were forfeited in current year	Average CAP to NEOs
2025	$2,248,213	$(1,347,814)	$690,765	—	$18,461	—	—	$1,609,625

Company Selected Measure Name		Adj. EBITDA
Named Executive Officers, Footnote
(1)	The PEO reported in fiscal year 2025 is Curtis L. Begle.
(2)	The non-PEO NEOs reported in fiscal year 2025 are James Till, Tarun Manroa, David Parks, and Eileen L. Beck.

Peer Group Issuers, Footnote
(3)
Amounts reported in this column represent returns on an initial $100 investment in the S&P Small Cap 600 Materials Index, which was utilized as the Company’s peer group for purposes of calculating peer group total shareholder return included in this table pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount		$ 9,792,264
PEO Actually Paid Compensation Amount		$ 6,154,761
Adjustment To PEO Compensation, Footnote
(6)	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the PEO and non-PEO NEOs in 2025:

PEO Equity Award Adjustment Breakout
Year	SCT total for PEO	Reported value of equity awards for PEO	Fair value as of year- end for awards granted during the year	Fair value year-over- year increase or decrease in unvested awards granted in prior years	Fair value of awards granted and vested during the same year	Fair value increase or decrease from prior year end for awards that vested during the year	Awards granted in prior year that were forfeited in current year	CAP to PEO
2025	$9,792,264	$(7,274,307)	$3,636,805	—	—	—	—	$6,154,761

Non-PEO NEO Average Total Compensation Amount		$ 2,248,213
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,609,625
Adjustment to Non-PEO NEO Compensation Footnote
(6)	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the PEO and non-PEO NEOs in 2025:

NEO Equity Award Adjustment Breakout
Year	Average SCT total for non- PEO NEOs	Reported value of equity awards for NEOs	Fair value as of year- end for awards granted during the year	Fair value year-over- year increase or decrease in unvested awards granted in prior years	Fair value of awards granted and vested during the same year	Fair value increase or decrease from prior year end for awards that vested during the year	Awards granted in prior year that were forfeited in current year	Average CAP to NEOs
2025	$2,248,213	$(1,347,814)	$690,765	—	$18,461	—	—	$1,609,625

Equity Valuation Assumption Difference, Footnote
(5)
CAP, as required under SEC rules, reflects adjustments to the value of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. Valuations calculated on such dates are determined in accordance with the Company’s methodology used for financial reporting purposes. Equity awards issued by the Company during the covered periods are subject to certain market conditions and have been valued using a Monte Carlo simulation where applicable.

Compensation Actually Paid vs. Total Shareholder Return
•
Total Shareholder Return (“TSR”): As noted in the above table, Magnera’s TSR was outperformed by the peer group, which is comprised primarily of larger, more established companies with market capitalization higher than that of a newly formed company like Magnera.

Compensation Actually Paid vs. Net Income
•
Net Income: Net Income (calculated in accordance with GAAP) was negative for fiscal year 2025 and does not correlate with CAP for the fiscal year presented. The Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
•
Adj. EBITDA: Fiscal year 2025 represents Magnera’s first year of standalone operations following the Transaction, and therefore no prior-year EBITDA results are available for comparison. Magnera generated Adj. EBITDA of $354 million for fiscal year 2025. Executive compensation for fiscal year 2025 was established at the time of the Transaction and was based on the Company’s expected EBITDA performance as reflected in the Transaction-related plan, rather than on reported fiscal 2024 results, which were not available at the time.

Total Shareholder Return Vs Peer Group
•
Total Shareholder Return (“TSR”): As noted in the above table, Magnera’s TSR was outperformed by the peer group, which is comprised primarily of larger, more established companies with market capitalization higher than that of a newly formed company like Magnera.

Tabular List, Table
Tabular List of Most Important Performance Measures
Our executive compensation programs are designed to ensure alignment between executive pay, business performance and shareholders. The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for the fiscal year 2025.

Company-Selected Performance Measures
Adjusted EBITDA
Post-Merger Adjusted Free Cash Flow
Stock Price

Total Shareholder Return Amount		$ 51.3
Peer Group Total Shareholder Return Amount		100.33
Net Income (Loss)		$ (159,000,000)
Company Selected Measure Amount		354,000,000
PEO Name	Curtis L. Begle
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(4)	Adj. EBITDA is a non-GAAP measure that is reconciled to the nearest GAAP measure in “Annex A” of this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name		Post-Merger Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (7,274,307)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,636,805
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,347,814)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		690,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,461
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0